UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22219

          Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th floor, MAC A0119-291
____               San Francisco, CA 94105                ____
(Address of principal executive offices) (Zip code)

Eileen Alden
Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor MAC A0119-291
_______               San Francisco, CA 94105                _______
(Name and address of agent for service)

registrant's telephone number, including area code:     (415) 371-4000

Date of fiscal year end:January 31

Date of reporting period:July 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Financial Statements for the

Period Ended July 31, 2009

(Unaudited)

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Table of Contents
Page

Consolidated Statement of Assets, Liabilities and Members' Capital	1

Consolidated Statement of Operations	2

Consolidated Statements of Changes in Members' Capital	3

Consolidated Statement of Cash Flows	4

Consolidated Financial Highlights	5

Notes to Consolidated Financial Statements	6

Supplemental Information	10

Financial Statements of Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Assets, Liabilities and Members' Capital

As of July 31, 2009 (Unaudited)

Assets

Investment in Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the "Master Fund")	$32,198,181
Cash and cash equivalents	107,224
Receivable for investment in the Master Fund sold	457,369
Total assets	32,762,774

Liabilities

Payable for Units tendered	457,369
Subscriptions received in advance	100,000
Directors' fees	2,833
Accrued expenses and other liabilities	10,747
Total liabilities	570,949

Net Assets

Total net assets	$32,191,825

Members' Capital

Represented by:
Paid-in capital	$35,764,053
Retained earnings	(3,572,228)
Total members' capital	$32,191,825

Units outstanding	26,080.7918
Net asset value per Unit	$1,234.3116

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Operations

For the Period from February 1, 2009 to July 31, 2009 (Unaudited)

Net Investment Income/(Loss) Allocated from Master Fund

Investment Income	$52,956
Expenses	(334,570)
Net investment loss allocated from Master Fund	(281,614)

Fund Income

Interest	4

Fund Expenses

Accounting and administration fees	31,548
Directors' fees	5,667
Professional fees	2,500
Custody fees	1,280
Registration fees	488
Other operating expenses	3,250
Total expenses	44,733
Less: Expense waivers	(37,205)
Net expenses	7,528
Net investment loss	(289,138)

Net Realized and Unrealized Gain/(Loss) on Investments Allocated from Master Fund

Net realized loss on investments	(1,201,566)
Net change in unrealized appreciation on investments	2,417,628
Total net realized and unrealized gain on investments	1,216,062

Net increase in members' capital resulting from operations	$926,924

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statements of Changes in Members' Capital

Increase (Decrease) in Members' Capital	For the Period from February 1, 2009 to July 31, 2009 (Unaudited)	For the Period from August 1, 2008 to January 31, 2009
Operations

Net investment loss	$(289,138)	$(296,871)
Net realized loss on investments	(1,201,566)	(1,757,075)
Net change in unrealized appreciation/(depreciation) on investments	2,417,628	(2,445,206)
Net increase/(decrease) in members' capital resulting from operations	926,924	(4,499,152)

Capital Transactions

In-kind capital subscription	-	26,735,048
Issuance of units	798,000	9,897,000
Units tendered	(457,369)	(1,208,626)
Increase in members' capital derived from capital transactions	340,631	35,423,422

Members' Capital

Total increase in members' capital	1,267,555	30,924,270
Beginning of period	30,924,270	-
End of period	$32,191,825	$30,924,270

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
Consolidated Statement of Cash Flows For the Period from February 1, 2009 to July 31, 2009 (Unaudited)

Cash Provided by Operating Activities

Net increase in members' capital resulting from operations	$926,924

Adjustments to reconcile net increase in members' capital
resulting from operations to net cash provided by operating activities:
Net investment loss allocated from the Master Fund	281,614
Net realized loss on investments allocated from Master Fund	1,201,566
Net change in unrealized appreciation on investments allocated from Master Fund	(2,417,628)
Decrease in investment in Master Fund paid in advance	125,000
Decrease in receivable for investment in Master Fund sold	701,257
Increase in accrued expenses and other liabilities	4,161
Sales of interest in the Master Fund	457,369
Purchases of interest in the Master Fund	(794,600)

Net cash provided by operating activities	485,663

Cash Used in Financing Activities

Proceeds from issuance of Units (net change in subscriptions received in advance of $25,000)	773,000
Payments from tender of Units (net change in payable for Units tendered of $701,257)	(1,158,626)

Net cash used in financing activities	(385,626)

Cash and Cash Equivalents

Net increase in cash and cash equivalents	100,037

Cash and cash equivalents at beginning of period	7,187

Cash and cash equivalents at end of period	$107,224

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Financial Highlights

	For the Period from February 1, 2009 to July 31, 2009 (Unaudited)	For the Period from August 1, 2008(a) to January 31, 2009
Per Unit operating performance:
(For a Unit outstanding throughout the period)

Net asset value at beginning of period	$1,198.8327	$1,370.4595

Income from investment operations:
Net investment loss(b)	(10.4661)	(11.3671)
Net realized and unrealized gain on investments	45.9450	(160.2597)

Total from investment operations	35.4789	(171.6268)

Net asset value at end of period	$1,234.3116	$1,198.8327

Total return(c)	2.96%	(12.52%)

Ratios to average net assets:
Expenses gross of waiver (d) (e)	2.31%	2.49%
Expenses net of waiver (d) (e)	2.07%	2.16%
Net investment loss (d)	(1.73%)	(1.80%)

Net assets, end of period (in thousands)	$32,192	$30,924

(a) Inception date.
(b) Based on average Units outstanding.
(c) Not annualized.
(d) Annualized.
(e) The expense ratio does not include expenses of the underlying funds in which the Master Fund invests.

See the fianncial statements of the Master Fund for the portfolio turnover of the Master Fund.

See Notes to Financial Statements.

5

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements

For the Period from February 1, 2009 to July 31, 2009 (unaudited)

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the “TEI Fund”), a Delaware limited liability company, has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company since August 1, 2008.  The TEI Fund is a “feeder” fund in a “master-feeder” structure and indirectly invests substantially all of its investable assets in the Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”) through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Feeder Fund”). The Master Fund, the Offshore Feeder Fund, and the TEI Fund together are referred as the “Funds”. The TEI Fund is designed solely for investment by investors who are tax-exempt (“Tax-Exempt Members”) or who are non-United States persons. The structure of the TEI Fund should enable Tax-Exempt Members to invest without receiving unrelated business taxable income, which would be taxable income to such Tax-Exempt Members regardless of their tax-exempt status. The financial statements of the Master Fund, including its schedule of investments and notes to financial statements, are an integral part of these financial statements and should be read in conjunction with these financial statements. These financial statements are consolidated financial statements of the TEI Fund and the Offshore Feeder Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund and the Offshore Feeder Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation – The TEI Fund invests substantially all of its assets in the Offshore Feeder Fund and owns 100% of the beneficial interests of the Offshore Feeder Fund. The Offshore Feeder Fund records its investment in the Master Fund at fair value based on the most recently determined net asset value per unit of the relevant series of the Master Fund. The value of such investments in the Master Fund reflects the TEI Fund and Offshore Feeder Fund’s proportionate interest (31.12% at July 31, 2009) in the net assets of the Master Fund. The performance of the TEI Fund is directly affected by the performance of the Master Fund. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements, which are attached to this report. The TEI Fund and the Offshore Feeder Fund have the same investment objective and strategies as the Master Fund.

(b) Income taxes – The TEI Fund intends to operate as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. The TEI Fund should not be subject to U.S. federal income tax, and each Tax-Exempt Member will be required to report on its own annual tax return, to the extent required, the Tax-Exempt Member’s distributive share of the TEI Fund’s taxable income or loss.

Effective August 1, 2008, the TEI Fund implemented Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the TEI Fund, and has determined that the adoption of FIN 48 does not have a material impact on the TEI Fund’s financial statements. The TEI Fund will file U.S. and various state tax returns. During the period ended July 31, 2009, the TEI Fund did not incur any material interest or penalties. For returns filed for the year ended December 31, 2008, the TEI Fund is open to examination by U.S. federal tax authorities and state tax authorities.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements (continued)

For the Period from February 1, 2009 to July 31, 2009 (unaudited)

(c) Investment transactions and investment income – Purchases and sales of interests in the Master Fund are recorded on a trade-date basis and related revenues and expenses are recorded on accrual basis. The TEI Fund adopted the tax allocation rules provided for in Section 704(b) of the Internal Revenue Code. Accordingly, its proportionate share of the Master Fund’s income, expenses, realized and unrealized gains and losses are allocated monthly using the aggregate method. In addition, the TEI Fund records its own investment income and operating expenses on an accrual basis.

(d) Cash and Cash Equivalents – The TEI Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The TEI Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the TEI Fund.

(e) Distributions – The TEI Fund presently does not intend to make periodic distributions of its net income or gains, if any, to Tax-Exempt Members. The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the TEI Fund’s board of managers (the “TEI Fund Board”).

(f) Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(g) Third party service providers – PNC Global Investment Servicing (the “Administrator”) serves as the Administrator to the TEI Fund and the Offshore Feeder Fund. PFPC Trust Company (the “Custodian”) serves as the Custodian to the TEI Fund and the Offshore Feeder Fund. The TEI Fund pays the Administrator and the Custodian in consideration of these services. Under an agreement made between the Administrator and the TEI Fund, the Administrator agrees to waive the fees that are above 21.5 basis points of the assets of the Master Fund. The fees include administration and accounting service fee, taxation service fee, regulatory administration service fee, and investor service fee. This waiver agreement is in effect through July 31, 2009. For the period from February 1, 2009 to July 31, 2009, the total waiver was $37,205.

3. Related Party Transactions

Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the TEI Fund and the Master Fund.  WFAAM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. The Adviser is exempt from registering as a “commodity trading advisor” with the Commodity Futures Trading Commission (“CFTC”) under CFTC Rule 4.14(a)(8), and the Funds each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5. As compensation for services and facilities provided by the Adviser under the terms of an investment advisory agreement entered into between the Master Fund and the Adviser dated as of July 31, 2008 (the “Advisory Agreement”), the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund. In addition, the TEI Fund Board has approved a service agreement entered into between the TEI Fund and the Adviser under the same terms, except as set forth in the next sentence. Under such agreement, the TEI Fund does not pay the Adviser a fee if and for so long as the Fund is invested solely in the Master Fund.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements (continued)

For the Period from February 1, 2009 to July 31, 2009 (unaudited)

The placement agent for the TEI Fund is Wells Fargo Investments, LLC (“Placement Agent”). Investors will be assessed a placement fee (“Placement Fee”) by the placement agent on subscriptions in the amount of 2.00% on the first $500,000 subscribed for in the TEI Fund, 1.00% on the next $500,000 subscribed for in the TEI Fund, and 0.50% on any amount over $1,000,000 subscribed for in the TEI Fund. In addition, WFAAM may pay a portion of the Management Fees it receives from the Master Fund to the Placement Agent, its affiliates or their registered representatives.

4. Investments

Costs of purchases of interests in the Master Fund for the period ended July 31, 2009 were $794,600. Proceeds from sales of interests in the Master Fund for the period ended July 31, 2009 were $457,369.

5. Capital Share Transactions

The TEI Fund offers and sells units of limited liability company interest (the “Units”) to investors eligible to invest in the TEI Fund. The TEI Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit (“Unit Value”) of the TEI Fund as of the close of business on the last business day of the prior month. The TEI Fund Board may discontinue accepting subscriptions at any time. The minimum initial investment in the TEI Fund is $50,000. The minimum additional investment is $10,000. No Tax-Exempt Member of the TEI Fund or other person holding Units of the TEI Fund acquired from a Tax-Exempt Member will have the right to require the TEI Fund to redeem those Units. The TEI Fund from time to time will offer to repurchase outstanding Units pursuant to written tenders by Tax-Exempt Members. Repurchase offers will be made at such times and on such terms as may be determined by the TEI Fund Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Units.

Transactions in capital were as follows:

For the Period Ended July 31, 2009	Unit(s)	Amount

Units issued	661	$ 798,000

Units tendered	(375)	(457,369)

Net increase	286	$ 340,631

6. Risk Factors

An investment in the TEI Fund involves various risks. The TEI Fund allocates assets to the Master Fund. The Master Fund allocates assets to Trusts (as defined in the Master Fund’s financial statements) that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

8

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements (continued)

For the Period from February 1, 2009 to July 31, 2009 (unaudited)

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the TEI Fund through September 29, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited)

The Boards of Managers of the Funds

The Funds’ Boards provide broad oversight over the operations and affairs of the Funds, and have overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Funds’ business. The Funds’ Boards exercise the same powers, authority and responsibilities on behalf of the Funds, as are customarily exercised by the board of directors of a registered investment company organized as a corporation or trust. The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest). The Offshore Feeder Fund does not have a board of directors. The members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund. The TEI Fund Board therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The managers of the Funds’ Boards (the “Managers of the Boards”) are not required to contribute to the capital of the Funds or to hold Units of the Funds. A majority of the Managers of the Boards are persons who are not “interested persons” (as defined in the 1940 Act) of the Funds (collectively, the “Independent Managers”). The Independent Managers perform the same functions for the Funds as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the managers and officers of the Funds and brief biographical information regarding each such person during the past five years is set forth below. Each manager who is deemed to be an “interested person” of the Funds as defined in the 1940 Act (an “Interested Manager”) is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Independent Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex[2] Overseen by Manager	Other Directorships Held by Manager
Daniel J. Rauchle, 46*	Manager, President	Indefinite term (since August 1, 2008)	Director of WFAAM and the Chairman of the WFAAM Investment Advisory Board since 2001.	3	None.

Dennis G. Schmal, 62	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Director of the 13 AssetMark mutual funds since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.	3

Director of the 13 AssetMark mutual funds since 2007; Director of Varian Semiconductor Equipment Associates since 2004; Director of MCF Corporation since 2003; Director of North Bay Bancorp from 2006 to 2007.

10

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited) (continued)

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex[2] Overseen by Manager	Other Directorships Held by Manager
Tim Holmes, 47	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Portfolio Manager of Nuveen Asset Management since 2007; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	3	None.

*	Indicates an Interested Manager.

(1)

Each Independent Manager serves until death, retirement, resignation or removal from the applicable Feeder Fund Board or the Master Fund Board. Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 3 closed-end registered investment companies, including the Funds.

Principal Officers who are not Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Eileen Alden, 39	Treasurer	Since August 1, 2008

Director of WFAAM and a member of the WFAAM Investment Advisory Board since 2005; Vice President of Wells Fargo Bank since 2007; Member of the Asset Allocation Committees for Wells Fargo Bank’s Wealth Management Group since 2007 and its Family Wealth Group since 2008; Assistant Vice President of Progress Investment Management Company from 2001 to 2005.

Dede Dunegan, 52	Chief Compliance Officer, Secretary	Since August 1, 2008	Vice President and Compliance Manager of Wells Fargo Bank’s Wealth Management Group since 2004; CCO of Nelson Capital Management, LLC since 2005; CCO of Osterweis Capital Management from 2000 to 2004.

(1)

Each officer of each of the Funds serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

11

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

12

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Statements for the
Period Ended July 31, 2009
(Unaudited)

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments
As of July 31, 2009 (Unaudited)			(in U.S. dollars)

Strategy	Trusts	Cost	Fair Value

Convertible Arbitrage - 10.9%*	HFR CA Global Opportunity Fund	$ 4,531,156	$ 5,643,613
	HFR CA Lazard Rathmore Fund	4,659,323	5,689,619
			11,333,232
Distressed Securities - 5.5%*	HFR DS Opportunity Fund	1,453,224	865,536
	HFR DS Restoration Fund	4,699,014	4,494,534
	HFR EM Select Fund	731,125	327,192
			5,687,262
Equity Hedge - 27.6%*	HFR HE Acero Fund	2,769,230	2,693,822
	HFR HE Ajia Lighthorse China Growth Fund	3,321,780	4,164,319
	HFR HE Asia Performance Fund	2,157,888	2,304,989
	HFR HE Europe Performance Fund	1,970,367	1,989,024
	HFR HE PilotRock Fund	3,201,651	2,326,567
	HFR HE Soundpost Fund	4,413,569	4,549,717
	HFR HE Systematic Fund	4,545,878	4,280,650
	HFR HE Timescape Fund	6,253,420	6,312,281
			28,621,369
Event Driven - 3.0%*	HFR ED Select IV Fund	3,045,103	3,144,072
Macro - 15.6%*	HFR Macro Augustus Discretionary Currency Fund	4,047,800	4,148,637
	HFR Macro Discovery Fund	5,859,064	3,773,123
	HFR Macro Seagate Fund	5,134,000	5,293,375
	HFR MF Beach Fund	2,637,233	2,921,330
			16,136,465
Merger Arbitrage - 7.0%*	HFR MA Shorewater Fund	4,152,102	4,319,164
	HFR MA Strategic Fund	2,732,333	2,901,852
			7,221,016
Relative Value - 17.5%*	HFR RVA ARX Fund	3,355,702	3,435,628
	HFR RVA Combined Fund	5,383,791	5,024,891
	HFR RVA Constellation Fund	2,043,300	2,117,778
	HFR RVA Opal Fund	2,043,200	2,084,714
	HFR RVA Titan Fund	4,770,916	5,432,553
			18,095,564
Total Investments in Trusts*** (Cost - $89,912,169**) - 87.1%*			90,238,980
Other Assets Less Liabilities - 12.9%			13,318,457
Net Assets - 100.0%			$ 103,557,437

* Percentages shown are stated as a percentage of net assets as of July 31, 2009.

** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$86,155,579
Gross unrealized appreciation	$14,887,987
Gross unrealized depreciation	(10,804,586)
Net unrealized appreciation	$4,083,401

*** Non-income producing securities.

See Notes to Financial Statements.

1

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments (continued)
As of July 31, 2009 (Unaudited)

Investments by Strategy (as a percentage of total investments) (unaudited)
Equity Hedge	31.7%
Relative Value	20.0
Macro	17.9
Convertible Arbitrage	12.6
Merger Arbitrage	8.0
Distressed Securities	6.3
Event Driven	3.5
100.0%

See Notes to Financial Statements.

2

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Assets, Liabilities and Members' Capital
As of July 31, 2009 (Unaudited)

Assets

Investments in Trusts, at fair value
(cost - $89,912,169)	$90,238,980
Cash and cash equivalents	2,806
Investments in Trusts paid in advance	16,606,491
Rebate receivable	28,640
Other assets	72,266
Total assets	106,949,183

Liabilities

Payable for Units tendered	$3,160,831
Management fee payable	107,985
Directors' fees payable	2,833
Accrued expenses and other liabilities	120,097
Total liabilities	3,391,746

Net Assets

Total net assets	$103,557,437

Members' Capital

Represented by:
Paid-in capital	$113,839,734
Retained earnings	(10,282,297)
Total members' capital	$103,557,437

Net Asset Value per Unit

Wells Fargo Multi-Strategy 100 Fund I, LLC (79,088.8638 Units outstanding)	$902.2668

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (35,725.2276 Units outstanding)	$901.2729

See Notes to Financial Statements.

3

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Operations
For the Period from February 1, 2009 to July 31, 2009 (Unaudited)

Investment Income

Interest	$302
Rebate	164,526
Total investment income	164,828

Fund Expenses

Management fee	616,155
Offering expenses	88,180
Professional fees	78,000
Accounting and administration services	49,480
Registration fees	21,710
Directors' fees	5,667
Custody fees	5,074
Other operating expenses	103,705
Total expenses	967,971

Net investment loss	(803,143)

Net Realized and Unrealized Gain on Investments

Net realized loss from investments in Trusts	(3,733,308)
Net change in unrealized appreciation from investments in Trusts	7,563,837
Total net realized and unrealized gain from investments in Trusts	3,830,529

Net increase in members' capital resulting from operations	$3,027,386

See Notes to Financial Statements.

4

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statements of Changes in Members' Capital

	For the Period
	from February 1, 2009 to July 31, 2009	For the Period from August 1, 2008
Increase (Decrease) in Members' Capital	(Unaudited)	to January 31, 2009
Operations

Net investment loss	$(803,143)	$(834,122)
Net realized loss from investments in Trusts	(3,733,308)	(5,238,535)
Net change in unrealized appreciation/(depreciation) from investments in Trusts	7,563,837	(7,237,026)
Net increase/(decrease) in members' capital resulting from operations	3,027,386	(13,309,683)

Capital Transactions

In-kind capital subscription	-	88,304,551
Issuance of Units	13,876,100	25,013,110
Units tendered	(4,856,850)	(8,497,177)
Increase in members' capital derived from capital transactions	9,019,250	104,820,484

Members' Capital

Total increase in members' capital	12,046,636	91,510,801
Beginning of period	91,510,801	-
End of period	$103,557,437	$91,510,801

See Notes to Financial Statements.

                                                 5

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Cash Flows
For the Period from February 1, 2009 to July 31, 2009 (Unaudited)

Cash Used in Operating Activities

Net increase in members' capital resulting from operations	$3,027,386

Adjustments to reconcile net increase in members' capital
resulting from operations to net cash used in operating activities:
Increase in investments in Trusts paid in advance	(13,630,891)
Increase in rebate receivable	(2,089)
Decrease in prepaid offering costs	88,180
Increase in other assets	(34,301)
Increase in management fee payable	12,562
Increase in accrued expenses and other liabilities	5,006
Net realized loss from investments in Trusts	3,733,308
Net change in unrealized appreciation from investments in Trusts	(7,563,837)
Sales of Trusts	39,439,821
Purchases of Trusts	(35,947,530)

Net cash used in operating activities	(10,872,385)

Cash Provided by Financing Activities

Proceeds from issuance of Units (net of change in subscriptions received in advance of $11,702,791)	12,312,600
Payments on tender of Units (net of change in payable for Units tendered of $2,383,539)	(7,240,389)

Net cash provided by financing activities	5,072,211

Cash and Cash Equivalents

Net decrease in cash and cash equivalents	(5,800,174)

Cash and cash equivalents at beginning of period	5,802,980

Cash and cash equivalents at end of period	$2,806

See Notes to Financial Statements.

6

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Highlights

Wells Fargo Multi-Strategy 100 Fund I, LLC

	For the Period from	For the Period from
	February 1, 2009	August 1, 2008 (a)
	to July 31, 2009	to January 31, 2009
Per unit operating performance:
(For unit outstanding throughout the period)

Net asset value at beginning of period	$875.1644	$1,000.0000

Income from investment operations:
Net investment loss (b)	(6.9051)	(7.8778)
Net realized and unrealized loss from investments	34.0075	(116.9578)

Total from investment operations	27.1024	(124.8356)

Net asset value at end of period	$902.2668	$875.1644

Total return (c)	3.10%	(12.48%)

Ratios to average net assets:
Expenses (d) (e) (f)	1.91%	2.07%
Net investment income (d)	(1.57%)	(1.71%)

Net assets, end of period (in thousands)	$71,359	$91,511

Portfolio turnover	27.00%	30.00%

Wells Fargo Multi-Strategy 100 Fund TEI I, LLC

	For the Period from	For the Period from
	February 1, 2009	August 1, 2008 (a)
	to July 31, 2009	to January 31, 2009
Per unit operating performance:
(For unit outstanding throughout the period)

Net asset value at beginning of period	$875.1644	$1,000.0000

Income from investment operations:
Net investment loss (b)	(7.8754)	(7.8778)
Net realized and unrealized loss from investments	33.9839	(116.9578)

Total from investment operations	26.1085	(124.8356)

Net asset value at end of period	$901.2729	$875.1644

Total return (c)	2.98%	(12.48%)

Ratios to average net assets:
Expenses (d) (e) (f)	2.02%	2.07%
Net investment income (d)	(1.69%)	(1.71%)

Net assets, end of period (in thousands)	$32,198	$91,511

Portfolio turnover	27.00%	30.00%

(a) Inception date.
(b) Based on average units outstanding.
(c) Not annualized.
(d) Annualized.
(e) The expense ratio does not include expenses of the Trusts in which the Master Fund invests.

(f) Included in the expense ratio are the organization and offering expenses related to the formation of the Master Fund. Without these Organization and offering expenses, the expense ratio would have been 1.73% for Wells Fargo Multi-Strategy 100 Fund I, LLC and 1.84% for Wells Fargo Multi-Strategy 100 TEI Fund I, LLC.

See Notes to Financial Statements.

7

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements
For the Period from February 1, 2009 to July 31, 2009 (unaudited)

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”) since August 1, 2008. The Master Fund is a closed-end management investment company. Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the Master Fund.

The Master Fund operates under a “master fund/feeder fund” structure where an individual feeder fund’s shareholders indirectly invest substantially all of their investable assets in the Master Fund. The Master Fund’s shareholders are collectively referred to as the “Feeder-Funds”. At July 31, 2009, Wells Fargo Multi-Strategy 100 Fund I, LLC (the "Taxable Investor Fund") and Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the "TEI Fund") were the only shareholders invested in the Master Fund. The TEI Fund invests in the Master Fund through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Feeder Fund”). The Master Fund, the Taxable Investor Fund, and the TEI Fund together are referred as the “Funds”.

The Master Fund’s investment objective is to maximize total return while maintaining equity-like volatility and downside protection in declining markets to reward the investors with consistent yet outsized equity-like returns over longer investment time horizons.  The Master Fund generally pursues its investment objective by investing in private investment funds, presently in certain of the various sub-trusts (each, a “Trust”, together, the “Trusts”) of HFR Umbrella Trust (“Umbrella Trust”), a Bermuda Unit Trust. Each Trust pursues a distinct investment strategy under the direction of an independent investment manager (each, a “Trading Manager”). Each Trust is associated with a specific Trading Manager and strategy. WFAAM intends to utilize various investment strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. WFAAM also intends to use proprietary analytical and optimization techniques to create combinations of strategies to achieve the risk and return objectives. WFAAM reserves the right to retain assets at the Master Fund level and to invest assets of the Master Fund in securities and assets other than the Trusts, including other private investment funds. There is no guarantee the Master Fund will achieve its investment objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Valuation of investments in Trusts – The Master Fund values its investments in the Trusts at fair value in accordance with procedures established by the Master Fund’s Board of Managers (the “Master Fund Board”). The fair value of the Master Fund’s interest in a Trust will represent the amount that the Master Fund could reasonably expect to receive from a Trust or from a third party if the Master Fund’s interest were redeemed or sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. These investments are redeemable with the Trusts at net asset values under the original terms of the partnership agreements and/or subscription agreements and operations of the Trusts. However, it is possible that these redemption rights may be restricted or eliminated by the Trusts in the future in accordance with the underlying funds’ agreements. Due to the nature of the investments held by the Trusts, changes in market conditions and the economic environment may significantly impact the net asset value of the Trusts and the fair value of the Master Fund’s interests in the Trusts. Furthermore, changes to the liquidity provisions of the Trusts may significantly impact the fair value of the Master Fund’s interests in the Trusts. Under some circumstances, the

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2009 to July 31, 2009 (unaudited)

Master Fund or the Adviser may determine, based on other information available to the Master Fund or the Adviser, that a Trust’s reported valuation does not represent fair value. In addition, the Master Fund may not have a Trust’s reported valuation as of a particular fiscal period end. In such cases, the Master Fund would determine the fair value of such a Trust based on any relevant information available at the time. The Master Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Master Fund.

The Financial Accounting Standards Board (“FASB”) recently added a project to its agenda to provide guidance to address the measurement basis for investments in alternative investment funds. The guidance resulting from this project may impact the carrying amount of such investments in future periods.

(b) Income taxes – The Master Fund is classified as a partnership for U.S. federal income tax purposes and not as an association taxable as a corporation. No provision has been made in the accompanying Financial Statements as the individual partners are responsible for income taxes, if any.

Effective August 1, 2008, the Master Fund implemented FASB interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Master Fund’s financial statements. The Master Fund will file U.S. and various state tax returns. During the period ended July 31, 2009, the Master Fund did not incur any material interest or penalties. For returns filed for the year ended December 31, 2008, the Master Fund is open to examination by U.S. federal tax authorities and state tax authorities.

(c) Security transactions and investment income – The Master Fund’s transactions are recorded on the effective dates of the transactions. Realized gains and losses on the Master Fund transactions are determined on the average cost basis. Interest income is recognized on the accrual basis. The Master Fund will indirectly bear a portion of the Trusts’ income and expenses, including management fees and incentive fees charged by the Trusts. That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

(d) Cash and Cash Equivalents – The Master Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Master Fund.

(e) Rebate Income – A portion of the management fees charged by the investment managers of the Trusts that the Master Fund invests in is rebated to the Master Fund and is recognized on the accrual basis.

(f) Distributions – The Master Fund presently does not intend to make periodic distributions of its net income or gains, if any, to investors (the “Members”). The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Master Fund Board.

(g) Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2009 to July 31, 2009 (unaudited)

disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

(h) Organization and Offering expenses –  Organization expenses include the cost of preparing the Private Placement Memorandums and the Limited Liability Company Agreements of Wells Fargo Multi-Strategy 100 Fund I, LLC and Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the “Feeder Funds”) and other legal expenses related thereto. Offering expenses incurred in offering and selling units of the Master Fund’s interest (the “Units”) and other legal expenses related thereto. Organization costs of the Master Fund were $70,000 and were expensed as incurred in August 2008. Offering costs of the Master Fund were $175,252 and were fully amortized over 12 months. For the period from February 1, 2009 to July 31, 2009, the amortized offering costs were $88,180.

(i) Operating Expenses – The Master Fund bears all expenses incurred in its business and operations. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating costs also include, by way of example: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Master Fund under, and compliance with, any applicable federal and state laws. Such expenses are pro rated among all Members.

(j) Third party service providers – PNC Global Investment Servicing (the “Administrator”) serves as the Administrator to the Master Fund. Under an agreement made between the Administrator and the Master Fund, the following annual fee will be calculated upon the Master Fund’s beginning of the month’s net assets and paid monthly:

0.075% of the first $200 million of aggregate beginning of month net assets;
0.060% of the next $200 million of aggregate beginning of month net assets; and
0.040% of aggregate beginning of month net assets in excess of $400 million.

Asset-based fees will not be charged to the Feeder Funds; provided that 100% of the assets of the Feeder Fund invest into the Master Fund.

PFPC Trust Company (the “Custodian”) serves as the Custodian to the Master Fund, which pays the Custodian a monthly fee based on gross ending assets at the end of each month.

The Master Fund also pays the Administrator certain fixed fees for tax preparation and other services.

3. Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach. The Adviser is exempt from registering as a “commodity trading advisor” with the CFTC under CFTC Rule 4.14(a)(8), and the Feeder Funds and the Master Fund each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5. The Adviser is responsible for identifying what it considers to be attractive investment opportunities and for day-to-day oversight of the Master Fund’s portfolio. Subject to policies adopted by the Master Fund Board and each Feeder Fund’s Board of Managers (the “Feeder Fund Board”) and applicable law, the Adviser is responsible for the day-to-day management of the Master Fund and for the allocation of the Master Fund’s assets to various Trusts.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2009 to July 31, 2009 (unaudited)

Investment advisory services are provided to the Master Fund by WFAAM pursuant to an investment advisory agreement dated July 31, 2008 (the “Advisory Agreement”). As compensation for services and facilities provided by the Adviser under the Advisory Agreement, the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund determined as of the last business day of that month (before any repurchases of Master Fund Interests). A portion of the Management Fee may be reallocated internally to affiliates of the Adviser that supply services related to the distribution of Units.

In addition, each Feeder Fund Board has approved a service agreement entered into among each feeder and the Adviser under the same terms, except as set forth in the next sentence. Under such agreement, the Feeder Funds do not pay the Adviser a fee if and for so long as the Feeder Funds are invested solely in the Master Fund.

4. Investment Transactions

Purchases of Investments for the period from February 1, 2009 to July 31, 2009 were $35,947,530 and proceeds from sales of investments for the period from February 1, 2009 to July 31, 2009 were $39,439,821.

5. Investments in Trusts

The Umbrella Trust serves as a transparency platform, which WFAAM believes provides a wide spectrum of investment strategies managed by numerous independent managers. WFAAM actively allocates, and from time to time reallocates, the Master Fund’s assets among certain of the various Trusts.

The investment manager of the Umbrella Trust and each Trust is HFR, whose managing member is HFR Group, L.L.C., also a Delaware limited liability company. HFR Asset Management L.L.C. (“HFR”) is registered as an investment adviser under the Advisers Act.

The following table lists the Master Fund’s investments in the Trusts for the period ended July 31, 2009, none of which was a related party. The Master Fund indirectly bears fees and expenses as an investor in the Trusts. Each series of each Trust will pay HFR a management fee, accrued monthly and paid quarterly. The fee rate will vary and is expected to range from 1.10% to 2.60% per annum of the net asset value of that series. Additionally, HFR will generally receive an incentive allocation from each series of each Trust equal to 20% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

Information about the underlying investments held by the Trusts is not readily available, so it is unknown whether the Trusts hold any single investment whereby the Master Fund’s proportionate share exceeds 5% of the each Trust’s net assets at July 31, 2009.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2009 to July 31, 2009 (unaudited)

Investments in Trusts	% of Master Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Redemptions Permitted
HFR CA Global Opportunity Fund	6.2	$ 5,643,613	$ 811,361	$ 11,756	Monthly
HFR CA Lazard Rathmore Fund	6.3	5,689,619	973,459	11,735	Monthly
HFR DS Opportunity Fund	1.0	865,536	670,714	(793,292)	Monthly
HFR DS Restoration Fund	5.0	4,494,534	(455,706)	23,359	Monthly
HFR ED Discovery Fund	-	-	10,332	74,943	Monthly
HFR ED Select IV Fund	3.5	3,144,072	98,969	403	Monthly
HFR EM Advantage Fund	-	-	917,908	(932,706)	Monthly
HFR EM Select Fund	0.4	327,192	849,288	(997,935)	Monthly
HFR HE Acero Fund	3.0	2,693,822	40,137	(12,777)	Monthly
HFR HE Ajia Lighthorse China Growth Fund	4.6	4,164,319	1,256,973	136,781	Monthly
HFR HE Asia Performance Fund	2.6	2,304,989	147,101	2,388	Monthly
HFR HE Enorasi Fund	-	-	396,059	(489,815)	Monthly
HFR HE Europe Performance Fund	2.2	1,989,024	253,425	(33,782)	Monthly
HFR HE Gartmore Fund	-	-	138,853	(161,739)	Monthly
HFR HE PilotRock Fund	2.6	2,326,567	300,797	(545,605)	Monthly
HFR HE Soundpost Fund	5.0	4,549,717	383,311	1,921	Monthly
HFR HE Systematic Fund	4.7	4,280,650	490,248	(203,019)	Monthly
HFR HE Timescape Fund	7.0	6,312,281	401,868	12,015	Monthly
HFR MA Shorewater Fund	4.8	4,319,164	79,523	3,854	Monthly
HFR MA Strategic Fund	3.2	2,901,852	(47,747)	227,369	Monthly
HFR Macro Augustus Discretionary Currency Fund	4.6	4,148,637	100,837	-	Monthly
HFR Macro Discovery Fund	4.2	3,773,123	(418,877)	(53,519)	Monthly
HFR Macro Seagate Fund	5.9	5,293,375	140,654	1,400	Monthly
HFR MF Beach Fund	3.2	2,921,330	(593,792)	172,460	Monthly
HFR MF Diversified Select Fund	-	-	(360,435)	(179,801)	Monthly
HFR RVA ARX Fund	3.8	3,435,628	253,149	(1,283)	Monthly
HFR RVA Combined Fund	5.6	5,024,891	1,153,034	(265,348)	Monthly
HFR RVA Constellation Fund	2.3	2,117,778	74,478	-	Monthly
HFR RVA Opal Fund	2.3	2,084,714	41,514	-	Monthly
HFR RVA Titan Fund	6.0	5,432,553	(543,598)	256,929	Monthly
Total Investments in Trusts	100.0%	$ 90,238,980	$ 7,563,837	$ (3,733,308)

6. Fair Value Measurements

The Master Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2009 to July 31, 2009 (unaudited)

•

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Master Fund’s net assets as of July 31, 2009, is as follows:

Valuation Inputs	Investments in Trusts
Level 1 – Quoted Prices	$ -
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	90,238,980
Total	$ 90,238,980

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Trusts
Balance, as of February 1, 2009	$ 89,900,742
Realized gain (loss)	(3,733,308)
Change in unrealized appreciation (depreciation)	7,563,837
Net purchases (sales)	(3,492,291)
Net transfers in/out of Level 3	-
Balance, as of July 31, 2009	$ 90,238,980

Investments in Trusts
The amount of total gains and losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at July 31, 2009	$ 6,461,120

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2009 to July 31, 2009 (unaudited)

7. Capital Share Transactions

The Master Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Master Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit of the Master Fund as of the close of business on the last business day of the prior month. The Master Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Master Fund may from time to time offer to repurchase Units pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund Board in its sole discretion.

The Feeder Funds’ assets consist primarily of interests in the Master Fund. With respect to the TEI Fund, these interests are held through the Offshore Feeder Fund. The Master Fund Board expects that the Master Fund will conduct repurchase offers on a quarterly basis in order to permit the Feeder Funds to meet their obligations under their repurchase offers.

For the period from February 1, 2009 to July 31, 2009, transactions in the Master Fund’s interest were as follows:

	Issuance (in Units)	Issuance	Tender (in Units)	Tender
Taxable Investor Fund	14,833	$ 13,081,500	(4,970)	$ (4,399,481)

TEI Fund	901	794,600	(514)	(457,369)
	15,734	$ 13,876,100	(5,484)	$ (4,856,850)

8. Risk Factors

An investment in the Master Fund involves various risks. The Master Fund allocates assets to Trusts that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through September 29, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited)

Approval of Investment Advisory Agreement

At the initial meeting of the Master Fund Board, which was held in person on July 17, 2008, the Master Fund Board discussed the materials previously provided to them to assist in their consideration of the proposed Advisory Agreement. When assessing the initial approval of the Advisory Agreement between the Master Fund and the Adviser, the Master Fund Board considered, among other information, the following:

•	A report comparing the proposed fee and anticipated expenses of the Master Fund to similar funds;
•	Information on a relevant peer group of registered funds of hedge funds;
•	The economic outlook and the general investment outlook in the relevant financial markets;
•	The Adviser's prior results with the Master fund’s predecessor and the financial condition and resources of Wells Fargo & Company (“Wells Fargo”) and its affiliates;
•	Arrangements regarding the distribution of the Master Fund and the Feeder Fund interests;
•	The procedures used to determine the fair value of Master Fund assets;
•	The Adviser's anticipated management of the relationship with the Master Fund's Administrator, Custodian and independent registered public accounting firm;
•	The resources devoted to the Adviser's compliance efforts undertaken on behalf of the private funds it manages and its efforts in regard to its first registered investment company;
•	The quality, nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;
•	Investment management staffing; and
•	Anticipated operating expenses to be paid to third parties.

The Master Fund Board reviewed the nature, quality and scope of the services to be provided to the Master Fund by the Adviser pursuant to the Advisory Agreement. The Master Fund Board also considered the proposed fee to be charged under the Advisory Agreement, as well as the performance of the Master Fund's predecessor, and reviewed comparative fee and performance data previously provided by the Adviser. The Master Fund Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Master Fund Board.

Nature, Extent and Quality of Services

The Master Fund Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser to the Master Fund under the Advisory Agreement, including the selection of underlying funds, allocation of the Master Fund's assets among, and monitoring performance of, underlying funds, evaluation of risk exposure of underlying funds and reputation, and experience of underlying funds' managers, management of short-term cash and operations of underlying funds, and day-to-day portfolio management and general due diligence examination of underlying funds before and after committing assets of the Master Fund for investment. The Master Fund Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the Advisory Agreement, including, among other things, providing to the Master Fund and the Feeder Funds office facilities, equipment, and personnel. The Master Fund Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who would provide the investment advisory and administrative services to the Master Fund. The Master Fund Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Master Fund Board also took into account the Adviser's compliance policies and procedures, including the procedures used to determine the fair value of the Master Fund's assets. The Master Fund Board concluded that the overall quality of the proposed advisory and administrative services was satisfactory.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Performance Relative to Comparable Funds Managed by Other Advisers

The Master Fund Board reviewed the performance of the Master Fund’s predecessor based on information provided by the Adviser that showed (i) the Master Fund's predecessor’s historical performance compared to various diversified hedge fund indices, and (ii) the Master Fund's predecessor’s return for its most recent fiscal period as compared to the return of other comparable registered funds-of-hedge-funds. The Master Fund Board considered the Master Fund's predecessor’s performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally. The Master Fund Board concluded that the Master Fund's predecessor performance was satisfactory and that, while past performance is not indicative of future performance, indicated a high level of demonstrated skill on the part of the Adviser.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Master Fund Board reviewed the proposed Management Fee rate and anticipated total expense ratio of the Master Fund and the Feeder Funds. The Master Fund Board compared the proposed Management Fee and total expense ratios for each of the Master Fund and the Feeder Funds with various comparative data, including a report prepared by the Adviser comparing the proposed fees payable by each of the funds to those payable by other comparable registered funds of hedge funds. The Master Fund Board noted that the proposed fee payable to the Adviser was lower than or comparable to the fees payable to the advisers of most comparable registered funds of hedge funds. The Master Fund Board concluded that the Management Fee to be paid by the Master Fund and total expense ratio of each of the Feeder Funds were reasonable and satisfactory in light of the anticipated services to be provided.

Breakpoints and Economies of Scale

The Master Fund Board reviewed the structure of the Master Fund's Management Fee under the Advisory Agreement and noted that it does not include any breakpoints. The Master Fund Board considered the Master Fund's Management Fee of 1.25% and concluded that the fee was reasonable and satisfactory in light of the services to be provided and the anticipated size of the Master Fund. The Master Fund Board also determined that, given the anticipated relative size of the Master Fund, economies of scale were not likely to be present or were not anticipated to be a significant factor at this time.

Anticipated Profitability of Advisers and Affiliates

The Board considered and reviewed information concerning the anticipated costs to be incurred and profits to be realized by the Investment Adviser and its affiliates from the Investment Adviser's relationship with the funds. The Board noted that the Investment Adviser realized a profit with respect to the predecessor to the Master Fund and operates profitable lines of advisory business in other respects. Based on their review of the information they received, the Board concluded that there anticipated profits to be earned, if any, by the Investment Adviser and its affiliates were reasonable.

General Conclusion

Based on its consideration of all factors that it deemed material, the Master Fund Board concluded it would be in the best interest of the Master Fund and the Feeder Funds and their anticipated members to approve the Advisory Agreement as proposed.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

The Boards of Managers of the Funds and the Master Fund

The Feeder Fund Boards and the Master Fund Board provide broad oversight over the operations and affairs of the Funds, and have overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Funds’ business. The Feeder Fund Boards and the Master Fund Board exercise the same powers, authority and responsibilities on behalf of the Funds, as are customarily exercised by the board of directors of a registered investment company organized as a corporation or trust. The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest). The Offshore Feeder Fund does not have a board of directors. The Members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund. The Board of the TEI Fund therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The managers of the Feeder Fund Boards and the Master Fund Board are not required to contribute to the capital of the Funds or to hold Units of the Funds. A majority of the managers of the Feeder Fund Boards and the Master Fund Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Funds (collectively, the “Independent Managers”). The Independent Managers perform the same functions for the Funds as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.
The identity of the Independent Managers and officers of the Funds and brief biographical information regarding each such person during the past five years is set forth below. Each Independent Manager who is deemed to be an “interested person” of the Funds, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Independent Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex[2] Overseen by Manager	Other Directorships Held by Manager
Daniel J. Rauchle, 46*	Manager, President	Indefinite term (since August 1, 2008)	Director of WFAAM and the Chairman of the WFAAM Investment Advisory Board since 2001.	3	None.

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex[2] Overseen by Manager	Other Directorships Held by Manager
Dennis G. Schmal, 62	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Director of the 13 AssetMark mutual funds since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.	3

Director of the 13 AssetMark mutual funds since 2007; Director of Varian Semiconductor Equipment Associates since 2004; Director of MCF Corporation since 2003; Director of North Bay Bancorp from 2006 to 2007.

Tim Holmes, 47	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Portfolio Manager of Nuveen Asset Management since 2007; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	3	None.

*	Indicates an Interested Manager.

(1)

Each Independent Manager serves until death, retirement, resignation or removal from the applicable Feeder Fund Board or the Master Fund Board. Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 3 closed-end registered investment companies, including the Funds

Principal Officers who are not Independent Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Eileen Alden, 39	Treasurer	Since August 1, 2008

Director of WFAAM and a member of the WFAAM Investment Advisory Board since 2005; Vice President of Wells Fargo Bank since 2007; Member of the Asset Allocation Committees for Wells Fargo Bank’s Wealth Management Group since 2007 and its Family Wealth Group since 2008; Assistant Vice President of Progress Investment Management Company from 2001 to 2005.

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Dede Dunegan, 52	Chief Compliance Officer, Secretary	Since August 1, 2008	Vice President and Compliance Manager of Wells Fargo Bank’s Wealth Management Group since 2004; CCO of Nelson Capital Management, LLC since 2005; CCO of Osterweis Capital Management from 2000 to 2004.

(1)	Each officer of a Feeder Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Compensation Committee will consider nominees to the registrant’s board of managers recommended by members, provided that such recommendations are submitted with reasonable advance written notice to the Chairperson of the Nominating and Compensation Committee.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

By (Signature and Title)*          /s/ Daniel J. Rauchle
                                                       Daniel J. Rauchle, President
                                                      (principal executive officer)

Date                                October 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Daniel J. Rauchle
                                                 Daniel J. Rauchle, President
                                                 (principal executive officer)

Date                                 October 6, 2009

By (Signature and Title)*          /s/ Eileen Alden
                                                      Eileen Alden, Treasurer
                                                      (principal financial officer)

Date                                 October 6, 2009

* Print the name and title of each signing officer under his or her signature.